Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income taxes receivable	$ 46,563	$ 60,639
Prepaid expenses	41,772	44,854
Other receivables	31,326	38,177
Fair value of derivative instruments	23,604	43,230
Value added tax	17,291	19,911
Contract assets	14,525	15,039
Cash collateral	3,246	87,666
Total prepaid expenses and other current assets	$ 178,327	$ 309,516